Events subsequent to December 31, 2020 (Details) - Kymab - Entering into significant commitments or contingent liabilities $ in Millions	Jan. 11, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 1,100
Commitments related to milestone payments for projects under collaboration agreements	$ 350